Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

September 30, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—97.4%
MONEY MARKET FUNDS—7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (a)	129,485,042	$ 129,485,042
Total Money Market Funds		129,485,042
U.S. TREASURIES—90.1%
U.S. Treasury Bills
4.25%, 10/02/2025 (b)	$74,000,000	73,991,762
4.20%, 10/07/2025 (b)	74,000,000	73,950,051
4.24%, 10/09/2025 (b)(c)	75,000,000	74,932,608
4.19%, 10/14/2025 (b)	74,000,000	73,892,078
4.23%, 10/16/2025 (b)(c)	76,000,000	75,871,775
4.18%, 10/21/2025 (b)	75,000,000	74,831,719
4.25%, 10/23/2025 (b)(c)	76,000,000	75,813,126
4.13%, 10/28/2025 (b)	75,000,000	74,772,750
4.19%, 10/30/2025 (b)(c)	76,000,000	75,752,657
4.06%, 11/04/2025 (b)	77,000,000	76,708,802
4.14%, 11/06/2025 (b)(c)	74,000,000	73,703,260
3.99%, 11/12/2025 (b)	80,000,000	79,627,078
4.12%, 11/13/2025 (b)	74,000,000	73,646,003
3.97%, 11/18/2025 (b)	80,000,000	79,574,816
4.09%, 11/20/2025 (b)	75,000,000	74,586,849
3.99%, 11/25/2025 (b)	81,000,000	80,506,238
4.06%, 11/28/2025 (b)	75,000,000	74,519,084
3.91%, 12/04/2025 (b)	77,000,000	76,466,818
3.93%, 12/11/2025 (b)(c)	79,000,000	78,401,707
3.88%, 12/18/2025 (b)(c)	79,000,000	78,339,325
3.87%, 12/26/2025 (b)	81,000,000	80,255,025
Total U.S. Treasuries		1,600,143,531
Total Short-Term Investments		1,729,628,573
Total Investments (Cost $1,729,528,647)—97.4%		1,729,628,573
Other Assets in Excess of Liabilities—2.6%		46,209,954
Net Assets—100.0%		$1,775,838,527

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of September 30, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $238,135,270.
See accompanying notes to the consolidated schedule of portfolio investments.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	1,079	11/19/2025	$70,452,808	$72,324,561	$1,871,753
Brent Crude Oil	1,703	1/31/2026	112,417,002	111,750,860	(666,142)
Coffee	409	12/31/2025	47,361,077	57,492,619	10,131,542
Copper	837	12/31/2025	94,776,874	101,622,262	6,845,388
Corn	4,011	12/31/2025	80,828,966	83,328,525	2,499,559
Cotton	766	12/31/2025	25,981,249	25,189,910	(791,339)
Gasoline	411	11/30/2025	32,265,289	33,182,743	917,454
Gold	875	12/31/2025	297,708,502	338,905,000	41,196,498
KC Wheat	1,083	12/31/2025	28,915,978	26,953,162	(1,962,816)
Lead LME *	309	11/19/2025	15,500,147	15,227,443	(272,704)
Lean Hog	894	12/31/2025	31,626,466	31,728,060	101,594
Live Cattle	750	12/31/2025	70,062,665	70,432,500	369,835
Low Sulfur Gasoil	668	11/30/2025	43,495,166	45,891,600	2,396,434
Natural Gas	4,187	11/30/2025	143,055,684	138,296,610	(4,759,074)
New York Harbor Ultra Low Sulfur Diesel	365	11/30/2025	34,452,762	35,628,453	1,175,691
Nickel LME *	426	11/19/2025	39,004,155	38,734,851	(269,304)
Silver	478	12/31/2025	92,843,413	111,469,600	18,626,187
Soybean	1,954	11/30/2025	100,752,987	97,870,975	(2,882,012)
Soybean Meal	1,899	12/31/2025	57,996,992	51,899,670	(6,097,322)
Soybean Oil	2,220	12/31/2025	64,987,411	65,920,680	933,269
Sugar	2,246	3/31/2026	41,425,462	41,757,632	332,170
Wheat	1,701	12/31/2025	45,282,246	43,205,400	(2,076,846)
WTI Crude Oil	1,547	11/30/2025	96,217,235	96,486,390	269,155
Zinc LME *	516	11/19/2025	36,543,484	38,394,399	1,850,915
					$69,739,885

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

September 30, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—98.6%
MONEY MARKET FUNDS—5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (a)	15,846,833	$ 15,846,833
Total Money Market Funds		15,846,833
U.S. TREASURIES—93.3%
U.S. Treasury Bills
4.24%, 10/02/2025 (b)	$13,000,000	12,998,553
4.20%, 10/07/2025 (b)	13,000,000	12,991,225
4.24%, 10/09/2025 (b)(c)	13,000,000	12,988,319
4.19%, 10/14/2025 (b)	13,000,000	12,981,041
4.23%, 10/16/2025 (b)(c)	13,000,000	12,978,067
4.18%, 10/21/2025 (b)	13,000,000	12,970,831
4.25%, 10/23/2025 (b)(c)	14,000,000	13,965,576
4.13%, 10/28/2025 (b)	13,000,000	12,960,610
4.19%, 10/30/2025 (b)	14,000,000	13,954,437
4.06%, 11/04/2025 (b)	14,000,000	13,947,055
4.14%, 11/06/2025 (b)(c)	13,000,000	12,947,870
3.99%, 11/12/2025 (b)	14,000,000	13,934,739
4.11%, 11/13/2025 (b)	13,000,000	12,937,811
3.97%, 11/18/2025 (b)	14,000,000	13,925,593
4.09%, 11/20/2025 (b)	13,000,000	12,928,387
3.99%, 11/25/2025 (b)	14,000,000	13,914,658
4.06%, 11/28/2025 (b)	13,000,000	12,916,641
3.91%, 12/04/2025 (b)	13,000,000	12,909,982
3.93%, 12/11/2025 (b)	13,000,000	12,901,547
3.88%, 12/18/2025 (b)(c)	14,000,000	13,882,918
3.87%, 12/26/2025 (b)	14,000,000	13,871,239
Total U.S. Treasuries		279,807,099
Total Short-Term Investments		295,653,932
Total Investments (Cost $295,635,823)—98.6%		295,653,932
Other Assets in Excess of Liabilities—1.4%		4,339,520
Net Assets—100.0%		$299,993,452

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of September 30, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $44,850,550.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	176	11/19/2025	$10,821,765	$11,797,148	$975,383
Aluminum LME *	182	1/21/2026	11,876,305	12,210,016	333,711
Aluminum LME *	181	3/18/2026	12,024,936	12,175,689	150,753
Brent Crude Oil	284	3/31/2026	18,476,850	18,499,760	22,910
Coffee	68	3/31/2026	7,625,863	9,153,225	1,527,362
Copper	139	3/31/2026	15,936,228	17,097,000	1,160,772
Corn	669	3/31/2026	14,069,888	14,450,400	380,512
Cotton	128	3/31/2026	4,395,628	4,324,480	(71,148)
Gasoline	68	3/31/2026	5,365,889	5,349,859	(16,030)
Gold	146	2/28/2026	50,608,803	57,007,160	6,398,357
KC Wheat	180	3/31/2026	4,968,902	4,668,750	(300,152)
Lead LME *	50	11/19/2025	2,492,514	2,463,988	(28,526)
Lead LME *	53	1/21/2026	2,729,354	2,644,144	(85,210)
Lead LME *	52	3/18/2026	2,635,601	2,622,854	(12,747)
Lean Hog	149	2/28/2026	5,165,707	5,381,880	216,173
Live Cattle	125	2/28/2026	11,582,109	11,858,750	276,641
Low Sulfur Gasoil	111	3/31/2026	7,193,575	7,248,300	54,725
Natural Gas	698	3/31/2026	25,213,253	25,288,540	75,287
New York Harbor Ultra Low Sulfur Diesel	61	3/31/2026	5,721,843	5,748,872	27,029
Nickel LME *	69	11/19/2025	6,568,670	6,273,955	(294,715)
Nickel LME *	72	1/21/2026	6,637,877	6,602,053	(35,824)
Nickel LME *	72	3/18/2026	6,655,930	6,648,709	(7,221)
Silver	80	3/31/2026	15,759,959	18,880,000	3,120,041
Soybean	325	3/31/2026	17,368,503	16,830,938	(537,565)
Soybean Meal	317	3/31/2026	9,390,043	9,040,840	(349,203)
Soybean Oil	370	3/31/2026	11,553,323	11,155,500	(397,823)
Sugar	374	3/31/2026	7,256,796	6,953,408	(303,388)
Wheat	283	3/31/2026	7,802,147	7,457,050	(345,097)
WTI Crude Oil	258	3/31/2026	15,979,741	15,830,880	(148,861)
Zinc LME *	84	11/19/2025	5,617,978	6,250,251	632,273
Zinc LME *	87	1/21/2026	6,008,122	6,439,892	431,770
Zinc LME *	87	3/18/2026	6,285,811	6,413,792	127,981
					$12,978,170
Short Contract Positions
Aluminum LME *	(176)	11/19/2025	(11,440,975)	(11,797,148)	(356,173)
Aluminum LME *	(182)	1/21/2026	(12,046,765)	(12,210,016)	(163,251)
Aluminum LME *	(1)	3/18/2026	(67,227)	(67,269)	(42)
Lead LME *	(50)	11/19/2025	(2,558,929)	(2,463,988)	94,941
Lead LME *	(53)	1/21/2026	(2,660,529)	(2,644,144)	16,385
Lead LME *	(1)	3/18/2026	(50,639)	(50,440)	199
Nickel LME *	(69)	11/19/2025	(6,296,617)	(6,273,955)	22,662
Nickel LME *	(72)	1/21/2026	(6,603,642)	(6,602,053)	1,589
Nickel LME *	(1)	3/18/2026	(92,668)	(92,343)	325
Zinc LME *	(84)	11/19/2025	(5,766,846)	(6,250,251)	(483,405)
Zinc LME *	(87)	1/21/2026	(6,285,999)	(6,439,892)	(153,893)
Zinc LME *	(1)	3/18/2026	(72,957)	(73,722)	(765)
					$(1,021,428)
					$11,956,742

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

September 30, 2025 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—98.8%
MONEY MARKET FUNDS—13.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09% (a)	3,221,870	$ 3,221,870
Total Money Market Funds		3,221,870
U.S. TREASURIES—84.9%
U.S. Treasury Bills
4.24%, 10/02/2025 (b)	$1,000,000	999,889
4.20%, 10/07/2025 (b)	1,000,000	999,325
4.24%, 10/09/2025 (b)(c)	1,000,000	999,101
4.19%, 10/14/2025 (b)	1,000,000	998,542
4.23%, 10/16/2025 (b)(c)	1,000,000	998,313
4.18%, 10/21/2025 (b)	1,000,000	997,756
4.25%, 10/23/2025 (b)(c)	1,000,000	997,541
4.13%, 10/28/2025 (b)	1,000,000	996,970
4.19%, 10/30/2025 (b)	800,000	797,396
4.06%, 11/04/2025 (b)	1,000,000	996,218
4.14%, 11/06/2025 (b)(c)	1,000,000	995,990
3.99%, 11/12/2025 (b)	1,000,000	995,339
4.11%, 11/13/2025 (b)	1,000,000	995,216
3.97%, 11/18/2025 (b)	1,000,000	994,685
4.09%, 11/20/2025 (b)	1,000,000	994,491
3.99%, 11/25/2025 (b)	1,000,000	993,904
3.91%, 11/28/2025 (b)	1,000,000	993,588
3.91%, 12/04/2025 (b)	1,000,000	993,076
3.88%, 12/18/2025 (b)(c)	1,000,000	991,637
3.87%, 12/26/2025 (b)	1,000,000	990,803
Total U.S. Treasuries		19,719,780
Total Short-Term Investments		22,941,650
Total Investments (Cost $22,940,757)—98.8%		22,941,650
Other Assets in Excess of Liabilities—1.2%		272,896
Net Assets—100.0%		$23,214,546

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of September 30, 2025.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $4,234,395.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (continued)

September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	113	11/19/2025	$7,411,333	$7,574,305	$162,972
Copper	72	12/31/2025	8,207,953	8,741,700	533,747
Lead LME *	34	11/19/2025	1,703,178	1,675,512	(27,666)
Nickel LME *	45	11/19/2025	4,121,216	4,091,710	(29,506)
Zinc LME *	55	11/19/2025	3,919,183	4,092,426	173,243
					$812,790
Short Contract Positions
Aluminum LME *	(19)	11/19/2025	(1,261,945)	(1,273,556)	(11,611)
Lead LME *	(7)	11/19/2025	(347,767)	(344,958)	2,809
Nickel LME *	(8)	11/19/2025	(731,627)	(727,415)	4,212
Zinc LME *	(10)	11/19/2025	(723,411)	(744,078)	(20,667)
					$(25,257)
					$787,533

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Notes to Consolidated Schedule of Portfolio of Investments

September 30, 2025 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended September 30, 2025.